SCHEDULE OF RELATED PARTIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Purchases	$ 37,886	$ 12,012	$ 202,475	$ 718
Other purchases	3,270		12,323
Commission expense	33,942	114,109	405,351	316,267
Office rental expense	2,741
Other expenses	22,615		100,915	718
Other income				4,345
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	1,845		10,534	7,004
Accounts payable, related parties, current	20,529		25,611
Due to related parties	$ 1,124		$ 4,880
TH3 Technology Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3		Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3
Nature	Prepayment of IT expenses		IT support services fee	IT support services fee
Other expenses			$ 56,450
TH3 Technology Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 592		$ 1,273
DSY Beauty Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd		The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature	Deposits for products purchases		Purchases of beauty products	Purchases of beauty products
Nature	Purchases of beauty products		Purchases of beauty products
Purchases			$ 3,975	$ 718
Other purchases			6,888
DSY Beauty Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 63		9,261
Accounts payable, related parties, current			$ 224
DSY Wellness and Longevity Center Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC		Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC
Nature	Expenses paid for DSYWLC		Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Other purchases			$ 4
DSY Wellness and Longevity Center Sdn Bhd [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Relationship			Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.
DSY Wellness and Longevity Center Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 1,190
CTA Nutriceuticals Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd		The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature	Purchases of products for the provision of complementary health therapies		Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Purchases			$ 198,376
CTA Nutriceuticals Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties, current	$ 20,127		$ 25,387
DSY Beauty Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd		The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature			Purchase of products for general use	Purchase of products for general use
DSY Beauty Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties, current	$ 402		$ 224
Due to related parties			$ 2,147
CTA Nutriceuticals Asia Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd		The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature			Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Nature	Purchase of products for general use		Purchase of products for general use
Other purchases			$ 5,431
Relationship			The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
CTA Nutriceuticals Asia Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 847		$ 2,149
DSY Beauty Sdn Bhd Two [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd		The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature	Purchase of products for general use		Purchase of products for general use
DSY Beauty Sdn Bhd Two [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties			$ 2,147
How Kok Choong [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company		Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company
Nature	Commission expense		Commission expense	Commission expense
Commission expense			$ 16,590	$ 12,758
How Kok Choong [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Commission expense	$ 1,956	$ 2,762	16,590	12,758
How Kok Choong [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 277		$ 584
CTA Nutriceuticals Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Purchases	$ 20,317	$ 12,012
DSY Beauty Sdn Bhd Three [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature	Purchases of beauty products	Purchases of beauty products
Purchases	$ 17,569
CTA Nutriceuticals Asia Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd	The directors and shareholders of CTA are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY International Wellness Sdn Bhd
Nature	Purchase of products for general use	Purchase of products for general use	Purchase of products for general use	Purchase of products for general use
Other purchases	$ 963
CTA Nutriceuticals Asia Sdn Bhd One [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties			$ 2,149
DSY Beauty Sdn Bhd Four [Member]
Related Party Transaction [Line Items]
Relationship	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd	The directors and shareholders of DSY Beauty are related parties to Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd
Nature	Purchase of products for general use	Purchase of products for general use
Other purchases	$ 2,307
How Kok Choong One [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company
Nature	Commission expense	Commission expense
Commission expense	$ 1,956	$ 2,762
Redboy Picture Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also the director of Redboy	Mr. How Kok Choong, the CEO and director of the Company is also the director of Redboy	Mr. How Kok Choong, the CEO and director of the Company is also the director of Redboy	Mr. How Kok Choong, the CEO and director of the Company is also the director of Redboy
Nature	Office rental income	Office rental income	Sponsorship fee	Sponsorship fee
Office rental expense	$ 2,056
Other expenses			$ 22,686	$ 718
Ando Design Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also the director of Ando	Mr. How Kok Choong, the CEO and director of the Company is also the director of Ando
Nature	Office rental income	Office rental income
Office rental expense	$ 685
TH3 Technology Sdn Bhd Two [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3	Mr. How Kok Choong, the CEO and director of the Company is also a director of TH3
Nature	IT support services fee	IT support services fee
Other expenses	$ 14,391
DSY Wellness and Longevity Center Sdn Bhd Two [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC
Nature	Office rental expense	Office rental expense	Purchases of products for the provision of complementary health therapies	Purchases of products for the provision of complementary health therapies
Purchases			$ 124
Other expenses	$ 8,224	$ 5,719
Agape A T P Asia Limited [Member]
Related Party Transaction [Line Items]
Relationship			Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia
Nature			Expenses paid for AATP Asia	Expenses paid for AATP Asia
Agape A T P Asia Limited [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 2,214
Hostastay Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021
Nature			Sublease rent due from Hostastay	Sublease rent due from Hostastay
Hostastay Sdn Bhd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 4,790
Hostastay Sdn Bhd Hostastay [Member]
Related Party Transaction [Line Items]
Relationship			Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay. Mr. How Kok Choong ceased to be the director of Hostastay as of April 21, 2021
Nature			Sublease rental income due from Hostastay	Sublease rental income due from Hostastay
Other income				$ 4,345
D S Y Wellness And Longevity Center Sdn Bhd Three [Member]
Related Party Transaction [Line Items]
Relationship			Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.	Mr. Yap Foo Ching (Steve Yap), a director of DSY Wellness International Sdn Bhd is also a director of DSYWLC.
Nature			Office rental expenses	Office rental expenses
Other expenses			$ 21,779